Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Inputs Used to Derive Fair Value of Company's Assets and Liabilities

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets at fair value on a recurring basis as of June 30, 2013 and December 31, 2012:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open electricity contracts	—	79	—	79

Total assets	$—	$458	$—	$458

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549